Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated August 10, 2023
to the
RiverPark Strategic Income Fund (the “Fund”)
Prospectus and Summary Prospectus
dated April 28, 2023, as supplemented

This supplement makes the following amendments to disclosures in the Fund’s Prospectus and Summary Prospectuses dated April 28, 2023, as amended:

Effective August 10, 2023, the minimum initial investment amount for Institutional Class investors in the Fund is being lowered to $5,000. The following disclosures are hereby revised to reflect lower minimum initial investment:

Summary Prospectus

The table under the Summary Prospectus Section entitled “Management - Purchase and Sale of Fund Shares” beginning on page 9 is amended to read as follows:

Share Purchase Amounts	Institutional Class Shares	Retail Class Shares
Minimum Initial Investment – All Accounts	$0 for certain institutional investors described under “Minimum Investment Amounts”, $5,000 for all other investors	$2,500
Minimum Subsequent Investment	None	None
Automatic Investment Plan	$1,000	$100

Prospectus

The table under the entitled “Shareholder Information - How to Purchase Shares - Minimum Investment Amounts” beginning on page 26 is amended to read as follows:

Share Purchase Amounts	Institutional Class Shares	Retail Class Shares
Minimum Initial Investment – All Accounts	$0 for certain institutional investors described under “Minimum Investment Amounts”, $5,000 for all other investors	$2,500
Minimum Subsequent Investment	None	None
Automatic Investment Plan	$1,000	$100

Please retain this supplement with your Prospectus and Summary Prospectus